Dear Shareholder
Despite the beating it suffered in the third quarter, the S&P500 once again truned in returns north of 20%, for a record fourth year in a row. Demand for mega-cap growth stocks seemed insatiable, as money continued to to pour into index funds and the technology bellwethers
(AOL, Dell, Lucent, Cisco, and Microsoft). 1998 saw the birth of the Internet investment bubble as well as an explosion in day trading, leading to even more volatility than in the past three years. Mid- and small-cap stocks were bucked aside in this stampede, while value investors, large and small, got trampled.
In this environment, it was a great year for a very few stocks and a terrible year for most stocks, including ours.
The only thing that mattered was earnings momentum, at any price. Our stock picking lead to a disappointing year, down 6% at a time when the S&P MidCap
Index was up 19%, fueled in large part by America On Line, whose gargantuan market cap drove the index. In contrast, the indcies whose market capitalization size mirrors our portfolio had returns similiar to ours. The Russell 2500 was break-even at .38%, and the Russell 2000 was down 3%.
The market was not just split between small and large but also between value and growth: the Russell Small-Cap Growth index was up 1%, while the Russell Small-Cap Value index was down 7% for the year.
We don't know when this unprecedented divergence in valuation between the mega-cap stocks and the smaller-cap stocks will end,nor when value will come back into favor as an investing style. In the short run, torn between fear and greed, markets overshoot widely in either direction. In the long run, fundamentals always win out. Over the years, no matter the environment, we've always been rewarded for staying focused and for sticking to our investment discipline. We contiune to invest in good companies representing good value.
You can now access your mutual fund account via the Internet, at WWW.ADSADS.COM/DARUSHAR.ASP. You will need to provide your account number and the last four digits of your social security number. The daily net asset value is also available on NASDAQ's web site, WWW.NASDAQTRADER.COM, where the Fund's ticker symbol is DARUX.
Enclosed is a copy of the Fund's semiannual report. Please call us at (1-800) 435-5076 or call shareholder services at (1-888) 532-7862 if you have any questions.

Sincerely,


/s/Mariko O. Gordon, CFA
President

**The S&P 500, the S&P MidCap, the Russell 2500, the
Russell 2000, the Russell Small-Cap Growth and the Russell Small-Cap Value are unmanaged indices. All performance results are stated gross of fees and include the reinvestment of dividends and capital gains. Past performance is not an indication of future results.

		PORTFOLIO SUMMARY (unaudited)
Portfolio Composition					Value		% of Net Assets

Common Stocks					"$2,840,746"		95.8	%
Cash & Other Net Assets					"124,206"		4.2
Total Net Assets					"$2,964,952"		100.0	%

Portfolio Characteristics

Weighted Average Market Capitalization					"$1,533.0"	billion
Median Market Capitalization					"$1,275.1"	billion
Average P/E Ratio					17	x
Average Portfolio Yield					0.9	%

Common Stock Sectors						% of Net Assets
	Health Care					21.9	%
	Consumer Nondurable					12.2
	Basic Industries					9.7
	Business Services					9.2
	Retail					9.2
	Technology					6.3
	Energy					6.1
	Financial Services					5.6
	Autos					5.0
	Media					4.9
	Transportation & Logistics					3.3
	Utilities					2.4

Top Ten Positions							% of Net Assets
1.	Wang Global				"$115,749"		3.9	%
2.	"IBP, Inc."				"112,714"		3.8
3.	"Wesley Jessen VisionCare, Inc."				"110,750"		3.7
4.	CUNO Incorporated				"110,250"		3.7
5.	ANTEC Corporation				"109,882"		3.7
6.	"Dime Bancorp, Inc."				"109,716"		3.7
7.	International Multifoods Corporation				"105,831"		3.6
8.	Consolidated Stores Corporation				"100,937"		3.4
9.	Airborne Freight Corporation				"99,532"		3.4
10.	"Total Renal Care Holdings, Inc."				"97,556"		3.3

DARUMA MID-CAP VALUE FUND
"Schedule of Investments at December 31, 1998 (unaudited)"
Common Stocks - 95.8%

Shares					Value
		AUTOS - 5.0%
"1,000"		Federal-Mogul Corporation			"$59,500 "
"2,900"		"*Hayes Lemmerz International, Inc."			"87,544"
					"147,044"

		BASIC INDUSTRIES - 9.7%
"3,500"		AK Steel Holding Corp			"82,252"
"7,000"		*CUNO Incorporated			"110,250"
"4,250"		"A. Schulman, Inc."			"95,625"
					"288,127"

		BUSINESS SERVICES - 9.2%
"5,460"		*ANTEC Corporation			"109,882"
"2,210"		Pittston Brinks Group			"70,444"
"12,640"		"Unisource Worldwide, Inc."			"91,640"
					"271,966"

		CONSUMER NONDURABLE - 12.2%
"1,730"		Hormel Foods Corporation			"56,658"
"3,870"		"IBP, Inc."			"112,714"
"4,100"		International Multifoods Corporation			"105,831"
"2,110"		Newell Co.			"87,037"
					"362,240"

		ENERGY - 6.1%
"11,900"		*Santa Fe Resources Inc.			"87,762"
"3,600"		Tosco Corporation			"93,150"
					"180,912"

		FINANCIAL SERVICES - 5.6%
"4,150"		"Dime Bancorp, Inc."			"109,716"
"1,700"		"One Valley Bancorp, Inc."			"55,887"
					"165,603"

The accompanying notes are an integral part of the financial statements.


DARUMA MID-CAP VALUE FUND
"Schedule of Investments at December 31, 1998 (continued)(unaudited)"

Shares					Value
		HEALTH CARE - 21.9%
"2,420"		"Arrow International, Inc."			"$75,927 "
"1,100"		"Beckman Coulter, Inc."			"59,675"
"6,200"		"*Cyberonics, Inc."			"82,925"
"2,000"		*HCR Manor Care			"58,750"
"5,360"		"Owens & Minor, Inc."			"84,420"
"3,500"		"PSS World Medical, Inc"			"80,281"
"3,300"		"Total Renal Care Holdings, Inc."			"97,556"
"4,000"		"Wesley Jessen VisionCare, Inc."			"110,750"
					"650,284"

		MEDIA  - 4.9%
"2,115"		"ADVO, Inc."			"55,783"
"1,700"		"Harcourt General, Inc."			"90,419"
					"146,202"

		RETAIL - 9.2%
"5,000"		*Consolidated Stores Corporation			"100,937"
"1,800"		"*Payless Shoesource, Inc."			"85,275"
"8,000"		"*PetsMart, Inc."			"86,000"
					"272,212"

		TECHNOLOGY - 6.3%
"7,200"		"*Informix Software, Inc."			"70,875"
"4,190"		*Wang Global			"115,749"
					"186,624"

		TRANSPORTATION & LOGISTICS - 3.3%
"2,760"		Airborne Freight Corporation			"99,532"

		UTILITIES - 2.4%
"8,000"		*El Paso Electric Company			"70,000"

Total Common Stocks
"  (Cost $2,779,385)"					"2,840,746"


The accompanying notes are an integral part of the financial statements.


DARUMA MID-CAP VALUE FUND
"Schedule of Investments at December 31, 1998 (continued)(unaudited)"


		TOTAL INVESTMENTS - 95.8%
		"  (Cost $2,779,385)"			"$2,840,746 "
		CASH AND OTHER ASSETS LESS
		  LIABILITIES - 4.2%			"124,206"
		NET ASSETS - 100%			"$2,964,952 "

Notes to Schedule of Investments:

*Non-income producing.

Income Tax Information:
The cost of total investments for federal income tax purposes was "$2,779,385. At December 31, 1998, net unrealized appreciation on" "investments was $61,361 consisting of aggregate gross "
"unrealized appreciation of $327,815 and aggregate gross"
"unrealized depreciation of $266,454."
The accompanying notes are an integral part of the financial statements.


DARUMA MID-CAP VALUE FUND
"Statement of Operations for the six months ended December 31, 1998 (unaudited)"

Investment Income
Income:
Dividends					"$14,106 "
Total Income					"14,106"

Expenses:
Investment advisory fee (Note 3)					"14,171"
Custodian and transfer agent fees					"9,050"
Fund accounting fee					"6,217"
Auditing and legal fees					"4,849"
Federal and state registration fees					"4,062"
Other expenses					"1,721"
Amortization of deferred organization costs					"1,089"
					"41,159"

Less:
Fee waived and expenses reimbursed by Adviser
(Note 3)					"-19,860"
	Net Expenses				"21,299"

	Net Investment Loss				"-7,193"



Net Realized and Unrealized Loss on Investments (Note 1)
Net realized loss on investments					"-119,500"
Net unrealized depreciation on investments					"-139,639"

Net realized and unrealized loss on investments					"-259,139"

Net Decrease in Net Assets Resulting from Operations					"($266,332)"
The accompanying notes are an integral part of the financial statements.


DARUMA MID-CAP VALUE FUND
"Statement of Assets and Liabilities at December 31, 1998 (unaudited)"

ASSETS:
"Investments at value (identified cost $2,779,385) (Note 1)"		$2,840,746 "
Cash								"39,816"
Receivable for securities sold								"74,983"
Deferred organization costs								"6,716"
Receivable for dividends and interest								"1,541"
Prepaid expenses and other assets								"19,421"
	TOTAL ASSETS							"2,983,223"
LIABILITIES:
Payable for securities purchased		"11,801"
Accrued expenses								"6,470"
	TOTAL LIABILITIES							"18,271"
	NET ASSETS							"$2,964,952 "

ANALYSIS OF NET ASSETS:
Accumulated net investment loss								"($7,193)"
Accumulated net realized loss on investments								"-39,470"
Net unrealized appreciation on investments								"61,361"
Paid-in capital								"2,950,254"
	NET ASSETS							"$2,964,952 "
PRICING OF SHARES:
"($2,964,952 / 242,661 shares outstanding)"								$12.22

STATEMENT OF CHANGES IN NET ASSETS
						For the Period
						Ended		For the Year
						31-Dec-98		Ended
						(unaudited)		30-Jun-98
From Investment Operations:
Net investment loss						"($7,193)"		"($11,014)"
Net realized (loss)/gain on investments						"-119,500"		"234,036"
Net unrealized (depreciation) on investments						"-139,639"		"-22,365"
Net (decrease)/increase in net assets
 resulting from operations						"-266,332"		"200,657"
Distributions to Shareholders:
Distributions paid from net realized gains						---		"-194,028"
From Capital Share Transactions:
Net increase in net assets from capital share transactions (Note 2)
		"37,878"		"1,727,616"
(Decrease)/increase in net assets						"-228,454"		"1,734,245"
Net Assets:
Beginning of period						"3,193,406"		"1,459,161"
End of period						"$2,964,952 "		"$3,193,406 "

The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout the periods and to assist
shareholders in evaluating the Fund's performance.

						For the period
						ended		For the year
						31-Dec-98		ended
						(unaudited)		30-Jun-98

"Net Asset Value, Beginning of Period"						$13.33 		$12.90
Income from Investment Operations:
Net investment loss						-0.03	(d)	-0.07	(d)
Net realized and unrealized (loss)/gain on investments						-1.08		2.05
Net (decrease)/increase in net asset value from operations						-1.11		1.98

Less Distributions:
Distributions from net realized gains						---		-1.55
Total Distributions						---		-1.55

"Net Asset Value, End of Period"						$12.22 		$13.33

Total Investment Return						-6%		16%

Ratios/Supplemental Data:
"Net Assets, End of Period"						"$2,964,952 "		"$3,193,406 "
Ratio of Expenses to Average Net Assets (a)						1.50%	(c)	1.49%
Ratio of Net Investment Loss to Average Net Assets (b)						-0.50%	(c)	-0.50%
Portfolio Turnover Rate						40%		73%


(a)	The ratio of expenses to average net assets before waiver of fees and
	reimbursement of expenses by the investment adviser would have been 2.90%

	"for the period ended December 31, 1998 and 2.97% for the year ended" "June 30, 1998."
(b)	The ratio of  net investment loss to average net assets before
	waivers and expense reimbursements by the investment adviser would have "been (0.96%) for the period ended December 31, 1998 and (2.00%) for the" "year ended June 30, 1998."
(c)	Annualized.
(d)	Calculated using average shares outstanding during the period.


The accompanying notes are an integral part of the financial statements.


Daruma Mid-Cap Value Fund
Notes to Financial Statements (unaudited)

1. Summary of Significant Accounting Policies

"Daruma Mid-Cap Value Fund (the "Fund") is a series of The Daruma Funds, Inc.,
 a diversified open-end "	management company incorporated under the laws of
 Maryland.  The Fund commenced operations on August 16, 1996."	The
 preparation of financial statements in conformity with generally
accepted accounting principles requires the Fund's 	management to make
 estimates and assumptions that affect the reported amounts and disclosures
 in the financial	 statements.  Actual results could differ from those
 estimates.

a. Valuation of investments:
Market values for securities listed on an exchange are based upon the latest quoted sales prices as of 4:00 p.m.Eastern time on the valuation date. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities not listed on an exchange are valued at the latest quoted bid price.
"Temporary cash investments and debt obligations with 60 days or less
 remaining to maturity are valued at cost, "	unless the Board of Directors
 determines that this does not represent fair value. All prices of listed securities are taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities "for which market quotations are not readily available or which are restricted as to sale, and other assets are "
valued by such methods as the Board of Directors deems in good faith to reflect fair value.

 b. Investment transactions and related investment income:
Investment transactions are accounted for on the trade date and dividend income
 is recorded on the	ex-dividend date.  Interest income is recorded on the
 accrual basis. Realized gains and losses from investment transactions are calculated using the identified cost method.

c. Federal income taxes:
"As a regulated investment company under Subchapter M of the Internal Revenue
 Code,"	 the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
 The schedule of investments includes information 	regarding income taxes
under the caption "Income Tax Information".

d. Distributions to shareholders:
"Dividends and distributions are recorded on the ex-dividend date and usually paid annually, "but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be "offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain


Notes to Financial Statements (continued) (unaudited)
e. Repurchase agreements:
The Fund may enter into repurchase agreements with respect to its portfolio
 securities solely	 with Star Bank, N.A., the custodian of its investments.
  The Fund restricts repurchase agreements"	 to maturities of no more than
seven days.  Securities pledged as collateral for repurchase agreements are held by Star Bank until maturity of the repurchase agreements.
Repurchase agreements could "involve certain risks in the event of default
 or insolvency of Star Bank, including possible delays or"	restrictions upon
the ability of the Fund to dispose of the underlying securities.


f.  Organizational expenses:
"Costs incurred by the Fund in connection with its organization and initial
 registration of shares of $11,710 "	have been deferred and are being
amortized on a straight-line basis over a five-year period from the date of commencement of operations.

2. Fund Shares:

"The Board of Directors has authority to issue an unlimited number of shares of
 capital stock of the Fund,"	par value $.001.  Share transactions were as
 follows:
                								       For the period
                                   ended		           For the year ended
                  								"  December 31, 1998 "	"    June 30, 1998"
                           	 Shares  Amount       Shares         Amount
Shares Sold                 "27,999"	"$327,008 "	"123,543"	"$1,703,586 "
Shares Issued as reinvested
dividends and distributions    0             0    15,375"	"194,028"
Shares Redeemed             "(24,915)   (289,130) "	"-12,469"	"-169,998"
Net Increase (end of period)   3,084    $   37,878"	"126,450"	"$1,727,616 "


3. Investment Adviser:

"Under the Fund's investment advisory agreement with Daruma Asset Management,
 Inc. (the "Adviser"), "	the Fund incurred $ 14,171 in fees which were
voluntarily waived by the Adviser for the period ended"	" December 31, 1998.
 At the Fund's current net asset level, the agreement provides for fees equal
 to"		" 1% per annum of the Fund's average daily net assets.  In addition,
the Adviser voluntarily reimbursed "	"other expenses of $5,689 for the
period ended December 31, 1998."

4. Purchases and Sales of Securities:

"For the period ended December 31, 1998, the cost of purchases and the proceeds from sales of investment"" securities, other than short-term securities, amounted to $1,117,556 and $1,092,662, respectively."
